Post-Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2025
POST-EMPLOYMENT BENEFIT OBLIGATIONS
Summary of Post- employment Obligations Associated with Defined Benefits Plan

	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$
Employee severance indemnities	41,169	44,396	49,451
Complementary Pension	16,405	15,736	16,199
Health Plans	2,963	2,607	2,717
Energy Supply Plans	3,521	3,092	3,254
Total post-employment obligations, net	64,058	65,831	71,621

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Cost of current defined benefit plan service	(1,608)	(1,748)	(1,731)
Defined benefit plan interest cost (1)	(3,548)	(3,686)	(3,785)
Expenses recognized in Profit or Loss	(5,156)	(5,434)	(5,516)
Gains (losses) from remeasurement of defined benefit plans	(357)	(3,233)	(32)
Total expense recognized in the Statement of Comprehensive Income	(5,513)	(8,667)	(5,548)

(1) See Note 34.

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

ThUS$
Balance as of January 1, 2024	71,621
Current service cost	1,748
Interest cost	3,686
Actuarial (gains) losses from changes in financial assumptions	1,270
Actuarial (gains) losses from changes in experience adjustments	1,963
Foreign currency translation differences	(8,967)
Contributions paid	(5,817)
Transfer of employees	327
Balance as of December 31, 2024	65,831
Current service cost	1,608
Interest cost	3,548
Actuarial (gains) losses from changes in financial assumptions	(1,302)
Actuarial (gains) losses from changes in experience adjustments	1,659
Foreign currency translation differences	6,818
Contributions paid	(14,080)
Transfer of employees	(24)
Balance as of December 31, 2025	64,058

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

As of December 31, 2025, December 31, 2024, and January 1, 2024, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2025	12-31-2024	01-01-2024
Discount rates used	5.33%	5.10%	5.31%
Expected rate of salary increases	4.00%	3.80%	3.80%
Turnover rate	8.57%	8.74%	6.80%
Mortality tables	CB-H-2020 and RV-M-2020	CB-H-2020 and RV-M-2020	CB-H-2014 and RV-M-2015

Summary of Expected Flow for Benefits for Next Ten Years

Enel Chile´s obligations have a weighted average length of 20.24 years, and the outflows of benefits for the next 10 years are expected to be as follows:

Years	ThUS$
1	6,886
2	6,619
3	6,748
4	6,738
5	6,958
6 to 10	32,604